Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                December 4, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: DWS Variable NAV Money Fund, (the "Fund"), a series of Investors Cash Trust (the "Trust"), (Reg. Nos. 33-34645, 811-06103)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 1, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                   Very truly yours,


                                   /s/Scott D. Hogan

                                   Scott D. Hogan
                                   Vice President
                                   Deutsche Investment Management Americas Inc.


aht

cc:      John Marten, Esq., Vedder Price P.C.